Employee Equity Incentive Plan	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 8 - Employee Equity Incentive Plan

Stock Option Plans

At the discretion of management and with approval of the Board of Directors, the Company may grant options to purchase the Company’s common stock to certain individuals from time to time. Management and the Board of Directors determine the terms of awards which include the exercise price, vesting conditions and expiration dates at the time of grant. Expiration dates for stock options are not to exceed 10 years. The Company under its Second Amended and Restated 2007 Equity Incentive Plan is authorized to issue stock options that total no more than 20% of the shares of common stock issued and outstanding, as determined on a fully diluted basis.  Beginning in 2007, stock options were no longer issuable under the Company’s 2000 Non-Qualified Incentive Stock Plan.  The remaining amount available for issuance under the Second Amended and Restated 2007 Equity Incentive Plan totaled 1,040,312 at December 31, 2011. The stock option awards generally vest ratably over a four-year period following grant date after a passage of time.  However, some stock option awards are performance based and vest based on the achievement of certain criteria established by the Company.

 The fair value of the Company’s stock options was estimated at the date of grant using the Black-Scholes based option valuation model.  The table below outlines the weighted average assumptions for options granted to employees during the years ended December 31, 2011 and January 1, 2011.

Year Ended December	2011	2010
Volatility	31.56%	32.05%
Expected dividends	0.00%	0.00%
Expected term	5.8 years	5.1 years
Risk-free rate	2.20%	1.92%

The Company calculated expected volatility from the volatility of publicly held companies in similar industries, as the historical volatility of the Company’s common stock does not cover the period equal to the expected life of the options.  The dividend yield assumption is based on the Company’s history and expectation on future dividend payouts on the common stock.  The risk-free interest rate is based on the implied yield available on U.S. treasury zero-coupon issues with an equivalent remaining term.    The expected term of the options represents the estimated period of time until exercise and is based on historical experience of awards, giving consideration to the contractual terms, vesting schedules and expectations of future employee behavior.  The estimation process for the fair value of performance based stock options was the same as for non-performance based options.

1) Service Period Based Stock Options

The majority of options granted by the Company are comprised of service based options granted to employees.  These options vest ratably over a defined period following grant date after a passage a service period.

The following table summarizes service period based stock options activity at December 31, 2011 and changes during the year then ended:

		Weighted Average
			Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at January 1, 2011	12,926,131	$1.52

Options Granted	1,402,177	1.56
Options Exercised	(43,248)	0.61		$52,228
Options Forfeited	(389,188)	1.48
Outstanding at December 31, 2011	13,895,872	$1.53	6.78	$25,854

Exercisable at December 31, 2011	6,798,689	$1.48	6.50	$18,140

The aggregate intrinsic values at December 31, 2011 in the table above are before income taxes, based on the Company’s closing stock price of $0.55 on the last day of business for the year ended December 31, 2011.

2) Performance Based Stock Options

The Company also grants stock option awards that are performance based and vest based on the achievement of certain criteria established by the Company.  If performance criteria are not met, the compensation expenses are not recognized and the expenses that have been recognized will be reversed.

The following table summarizes performance based stock options activity at December 31, 2011 and changes during the year then ended:

		Weighted Average
			Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at January 1, 2011	1,000,000	$1.65

Options Granted	200,000	1.59
Options Exercised	-	-
Options Forfeited	-	-
Outstanding at December 31, 2011	1,200,000	$1.64	8.93	$-

Exercisable at December 31, 2011	-	$-	-	$-

As of December 31, 2011, there was $2,289,689 of total unrecognized compensation expense related to nonvested share-based compensation arrangements granted under the plans for employee stock options. That cost is expected to be recognized over a weighted average period of 1.69 years as of December 31, 2011.  The weighted average fair value of options granted during the years ended December 31, 2011, and January 1, 2011was $0.53, and $0.45 respectively.  The realized tax benefit from stock options for the years ended December 31, 2011, and January 1, 2011was $0, based on the Company’s election of the “with and without” approach. The fair value of the options that vested during the years ended December 31, 2011 and January 1, 2011 was $1,763,180 and $301,078, respectively.

Restricted Stock

Restricted stock awards granted by the Company to employees generally have two vesting conditions, a service condition for continuous employment and a stock market condition tied to the Company’s stock price.  On November 15, 2010, the Company awarded 1,000,000 shares of restricted stock to our President, William F. Spengler.  These restricted shares will fully vest in three years, provided that Mr. Spengler is continuously employed by the Company through the vesting date and that a certain Stock Performance Condition is met.

The fair value of the Company’s restricted stock award was estimated at the date of award using the Hull-White based binomial valuation model.  The table below outlines the assumptions of restricted stock awarded on November 15, 2010.

Summary of Significant Assumptions	November 15, 2010
Expected Term	3.00
Expected Volatility	70.76%
Expected Dividends	0.00%
Risk Free Rate of Return	0.81%

The Company calculated expected volatility from the volatility of publicly held companies in similar industries as well as the historical volatility of the Company’s common stock.  Less weight was assigned to the volatility of the Company’s common stock as the historical volatility of the Company’s common stock does not cover the period equal to the expected life of the restricted stock.  The dividend yield assumption is based on the Company’s history and expectation on future dividend payouts on the common stock.  The risk-free interest rate is based on the implied yield available on U.S. treasury zero-coupon issues with an equivalent remaining term.  The company used the vesting period of the restricted stock for estimating the expected term of the restricted stock.

The following table summarizes activity of restricted stock awards granted to employees at December 31, 2011 and changes during the year then ended:

		Weighted Average
		Award-Date
	Shares	Fair Value
Unvested shares at January 1, 2011	1,000,000	$1.27

Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested shares at December 31, 2011	1,000,000	$1.27

Expected to Vest as of December 31, 2011	1,000,000	$1.27

As of December 31, 2011, there was $794,018 of total unrecognized compensation expense related to restricted stock awards to employees under the plans.  That cost is expected to be recognized over a period of 1.88 years as of December 31, 2011.

For the employee equity incentive plan, the Company recognized share-based compensation expense of $2,677,891 and $1,194,275 in general and administrative expenses in the statement of operations for the years ended December 31, 2011 and January 1, 2011.